Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Detail)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Accounts Payable and Accrued Liabilities, Current [Abstract]
Amount due to third-parties	¥ 59,764,366	$ 8,584,614	¥ 25,606,535
Payable to employees	42,469,850	6,100,412	14,638,310
Deposit due to third-parties	21,026,154	3,020,218	21,395,705
Payable to dealers	29,666,154	4,261,276	21,117,295
Customer advances	67,098,949	9,638,161	40,017,637
Payable to suppliers	8,233,432	1,182,659	16,822,349
Other tax payables	8,210,599	1,179,379	7,193,894
Accrued professional service fees	4,380,000	629,148	6,220,691
Derivative financial liability	3,289,676	472,532	0
Interest payable	2,890,110	415,138	27,056,523
Others	31,660,944	4,547,813	31,389,562
Accrued expenses and other current liabilities	¥ 278,690,234	$ 40,031,350	¥ 211,458,501